Concentration of Revenues and Cost of Revenue	12 Months Ended
Dec. 31, 2025
Concentration of Revenues and Cost of Revenue [Abstract]
CONCENTRATION OF REVENUES AND COST OF REVENUE

NOTE 3 — CONCENTRATION OF REVENUES AND COST OF REVENUE

Concentration of major customers and suppliers:

	For the years ended December 31,
	2023		2024		2025
Major customers representing more than 10% of the Company’s revenues
Customer A	$105,392,369	75.27%	$34,217,896	39.26%	30,100,075	56.63%
Total Revenues	$105,392,369	75.27%	$34,217,896	39.26%	30,100,075	56.63%

Revenue from the Company’s major customers accounted for 75.27%, 39.26% and 56.63% of total revenues for the years ended December 31, 2023, 2024 and 2025, respectively.

	As of December 31,
	2023		2024		2025
Major customers of the Company’s accounts receivable Company A	$10,924,906	54.22%	$5,865,781	45.42%	$3,571,102	34.56%
Total	$10,924,906	54.22%	$5,865,781	45.42%	$3,571,102	34.56%

Accounts receivable from the Company’s major customers accounted for 54.22%, 45.42% and 34.56% of total accounts receivable balances as of December 31, 2023, 2024 and 2025, respectively.

	For the years ended December 31,
	2023		2024		2025
Major suppliers of the Company’s cost of revenue
Supplier A	$17,607,050	13.83%	$9,201,146	11.00%	5,656,777	10.85%
Supplier B	16,554,141	13.01%	4,428,406	5.29%	2,573,475	4.94%
Supplier C	5,986,829	4.70%	7,088,940	8.48%	2,930,554	5.62%
Supplier D	8,695,475	6.83%	12,574,008	15.03%	9,954,370	19.10%
Total Cost of Revenue	$48,843,495	38.37%	$33,292,500	39.80%	21,115,176	40.51%

Cost of revenue from the Company’s major suppliers accounted for 38.37%, 39.80% and 40.51% of total cost of revenue for the years ended December 31, 2023, 2024 and 2025, respectively.

	As of December 31,
	2023		2024		2025
Major suppliers of the Company’s accounts payable
Supplier A	$2,509,747	13.46%	$2,084,994	18.09%	1,085,894	10.52%
Supplier B	1,017,198	5.46%	335,049	2.91%	311,301	3.02%
Supplier C	827,832	4.44%	861,039	7.47%	541,009	5.24%
Supplier D	1,161,664	6.23%	1,156,233	10.03%	824,737	7.99%
Total	5,516,441	29.59%	$4,437,315	38.50%	2,762,941	26.77%

Accounts payable from the Company’s major suppliers accounted for 29.59%, 38.50% and 26.77% of total accounts payable balances as of December 31, 2023, 2024 and 2025, respectively.